Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Investments in associates and joint ventures
Beginning of the year	$ 250,238	$ 256,176
Share capital increase and contributions	933	47
Sale of interest in associates and joint ventures	0	(4,991)
Share of profit	39,446	35,912
Other comprehensive (loss) / income	(265)	(639)
Dividends	(14,087)	(36,535)
Transfers from/to financial assets	0	466
Decrease of interest	0	(198)
End of the year	$ 276,265	$ 250,238